Stock-Based Compensation (Details) $ in Millions	1 Months Ended	3 Months Ended
	Aug. 31, 2015 installment shares	Sep. 30, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the converted awards that exceeds the fair value		$ 1.0
Fair value of the converted awards that exceeds the fair value of vested awards		0.5
Compensation expense		0.5
Stock-based compensation to be recognized over vesting terms		$ 0.5
Number of annual installments of vesting shares | installment	3
Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock was reserved initially for issuance | shares	7,000,000
Employees and Directors | Restricted Stock | Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares) | shares		173,126
Shares granted, value		$ 5.6